                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30 2008

Check here if Amendment [_]; Amendment Number:
                                               ---------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Selz Capital LLC
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bernard Selz
Title: Managing Member
Phone: (212)218-8270

Signature, Place, and Date of Signing:


    /s/ Bernard Selz
-------------------------   New York, NY    NOV 10, 2008
       [Signature]          [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   -----
28-____________        None
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
Form 13F Information Table Entry Total:       22
Form 13F Information Table Value Total:    89584
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   -----
___   28-_________________   NONE

[Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1                     Column 2       Column 3   Column 4      Column 5        Column 6              Column 8
-----------------------   --------------   ---------   --------   ---------------   ----------   ----------------------------
                                                                                                       Voting Authority
                                                         Value      Shares/ Prn     Investment   ----------------------------
Name of Issuer            Title of Class     Cusip     (x$1000)   Amount/Put-Call   Discretion     Sole    Shared      None
-----------------------   --------------   ---------   --------   ---------------   ----------   -------   ------   ---------
ATP OIL & GAS CORP        COM              00208J108        891      50,000   SH       SOLE       11,000     --        39,000
CAPITALSOURCE INC         COM              14055X102      2,460     200,000   SH       SOLE       51,000     --       149,000
COMPTON PETE CORP         COM              204940100      6,920   1,261,000   SH       SOLE      242,000     --     1,019,000
CORNING INC               COM              219350105      4,692     300,000   SH       SOLE       66,000     --       234,000
FLAMEL TECHNOLOGIES SA    SPONSORED ADR    338488109      3,184     435,000   SH       SOLE       76,000     --       359,000
GOLDCORP INC NEW          COM              380956409      4,745     150,000   SH       SOLE       26,000     --       124,000
GOLDMAN SACHS GROUP INC   COM              38141G104      3,840      30,000   SH       SOLE        7,000     --        23,000
GRACE W R & CO DEL NEW    COM              38388F108      3,780     250,000   SH       SOLE       59,000     --       191,000
JER INVT TR INC           COM              46614H301      1,825     378,700   SH       SOLE       86,000     --       292,700
KKR FINANCIAL HLDGS LLC   COM              48248A306      1,908     300,000   SH       SOLE       71,000     --       229,000
KOHLBERG CAPITAL CORP     COM              500233101      1,460     170,000   SH       SOLE       44,000     --       126,000
MDC PARTNERS INC          CL A SUB VTG     552697104      4,032     600,000   SH       SOLE      130,000     --       470,000
MEMC ELECTR MATLS INC     COM              552715104      5,087     180,000   SH       SOLE       40,000     --       140,000
NORTHSTAR RLTY FIN CORP   COM              66704R100      3,643     470,000   SH       SOLE       67,000     --       403,000
PETROHAWK ENERGY CORP     COM              716495106        433      20,000   SH       SOLE        6,000     --        14,000
RAIT FINANCIAL TRUST      COM              749227104        604     110,000   SH       SOLE       20,000     --        90,000
RANDGOLD RES LTD          ADR              752344309      2,462      60,000   SH       SOLE       13,000     --        47,000
RESOURCE CAP CORP         COM              76120W302      1,697     280,000   SH       SOLE       60,000     --       220,000
SILVER WHEATON CORP       COM              828336107      1,223     150,000   SH       SOLE       30,000     --       120,000
TESCO CORP                COM              88157K101     24,814   1,185,000   SH       SOLE      204,000     --       981,000
3-D SYS CORP DEL          COM NEW          88554D205      8,463     593,900   SH       SOLE       88,000     --       505,900
VICOR CORP                COM              925815102      1,421     160,000   SH       SOLE       39,000     --       121,000
                                                         89,584